Accounts Receivables, Net	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACCOUNTS RECEIVABLE, NET [Text Block]
NOTE 5: ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	December 31,	December 31,
	2011	2010
Accounts receivable	$110,260	$79,023
Less: provision for doubtful receivables	(8,874)	(8,635)

Accounts receivables, net	$101,386	$70,388

Changes to the provisions for doubtful accounts are summarized as follows:

	Balance at	Charges to		Balance at
	Beginning of	Costs and	Amount	End of
Allowance for doubtful receivables	Period	expenses	Utilized	Period
Year ended December 31, 2009	$(8,343)	$(2,237)	$—	$(10,580)
Year ended December 31, 2010	$(10,580)	$(4,660)	$6,605	$(8,635)
Year ended December 31, 2011	$(8,635)	$(239)	$—	$(8,874)

Concentration of credit risk with respect to accounts receivable are limited due to the Company's large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables. For the year ended December 31, 2010 and 2011, none of the customers accounted for more than 10% of the Company's revenue and for the year ended December 31, 2009, one customer accounted for 13.2% of the Company's revenue.